Deposits (Details) - Schedule of Deposits - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Schedule of Deposits [Abstract]
Non-interest bearing checking accounts	$ 15,428	$ 12,333
Checking accounts	16,749	19,068
Savings Accounts	39,221	49,477
Money market demand deposits	8,169	8,116
Total demand, transaction and passbook deposits	79,567	88,994
Certificates of deposit	176,572	137,315
Total deposits	$ 256,139	$ 226,309